NOTE 5 - LEASES	Mar. 31, 2023
March 31, 2023
NOTE 5 - LEASES

NOTE 5 – LEASES

The company leases warehouse facilities under an operating lease that expires in 2025.  Prior to February 4, 2022 the company was leasing a warehouse facility on a month-to-month lease.  The aggregate minimum future non-cancelable lease commitments at March 31, 2023 are as follows:

2023	$ 51,169
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851

Total rent expense for the months ended March 31, 2023 and 2022 was $16,873 and $15,370.

December 31, 2022
NOTE 5 - LEASES

NOTE 5 – LEASES

The company leases warehouse facilities under an operating lease that expires in 2025.  Prior to February 4, 2022 the company was leasing a warehouse facility on a month-to-month lease.  The aggregate minimum future non-cancelable lease commitments at December 31, 2022 are as follows:

2023	$ 68,042
2024	$ 70,883
2025	$ 5,926
Total	$ 144,851

Total rent expense for the months ended December 31, 2022 and 2021 was $63,745 and $55,440.